Asset Retirement Obligations (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation
The following table describes the changes to the Company’s asset retirement obligation liability for the following periods:

	Three Months Ended
	March 31,
	2014	2013

	(in thousands)
Asset retirement obligation, beginning of period	$3,029	$2,145
Additional liability incurred	214	62
Liabilities acquired	1,294	—
Liabilities settled	(10)	—
Accretion expense	72	43
Revisions in estimated liabilities	588	—
Asset retirement obligation, end of period	5,187	2,250
Less current portion	40	20
Asset retirement obligations - long-term	$5,147	$2,230

The following table describes the changes to the Company’s asset retirement obligation liability for the following periods:

	Six Months Ended
	June 30,
	2014	2013

	(in thousands)
Asset retirement obligation, beginning of period	$3,029	$2,145
Additional liability incurred	382	111
Liabilities acquired	1,312	—
Liabilities settled	(10)	—
Accretion expense	176	88
Revisions in estimated liabilities	588	—
Asset retirement obligation, end of period	5,477	2,344
Less current portion	40	20
Asset retirement obligations - long-term	$5,437	$2,324

The following table describes the changes to the Company’s asset retirement obligation liability for the following periods:

	Year Ended December 31,
	2013	2012	2011
Asset retirement obligation, beginning of period	$2,145	$1,104	$742
Additional liability incurred	226	201	297
Liabilities acquired	471	562	—
Liabilities settled	(14)	(5)	—
Accretion expense	201	98	65
Revisions in estimated liabilities	—	185	—
Asset retirement obligation, end of period	3,029	2,145	1,104
Less current portion	40	20	—
Asset retirement obligations - long-term	$2,989	$2,125	$1,104